Segments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current Fiscal Year End Date	--12-31
Assets	$ 1,547,157	$ 1,473,093
Cash and cash equivalents	101,734	200,300	$ 272,673	$ 733,896
Other	3,050	14,736
Capesize
Assets	643	180,850
Kamsarmax
Assets	600,578	468,875
Scorpio Ultramax Pool
Assets	847,016	626,304
Corporate Segment [Member]
Cash and cash equivalents	88,311	178,103
Other	$ 10,609	$ 18,961